FINANCIAL INSTRUMENTS	12 Months Ended
Oct. 31, 2020
Financial Instruments
FINANCIAL INSTRUMENTS

24.	FINANCIAL INSTRUMENTS

24.1	Market Risk (including interest rate risk and currency risk)

Market risk is the risk that the fair value or cash flows of a financial instrument will fluctuate due to changes in market prices. Market risk reflects interest rate risk, currency risk and other price risks.

24.1.1	Interest Rate Risk

At October 31, 2020 and October 31, 2019, the Company’s exposure to interest rate risk relates to long-term debt, convertible promissory notes, and finance lease obligations, but its interest rate risk is limited as the aforementioned financial instruments are fixed interest rate instruments.

24.1.2	Currency Risk

As at October 31, 2020, the Company had accounts payable and accrued liabilities of CAD$504,314 (2019 - CAD$564,663) and convertible debentures of CAD$2,850,000 (2019 - CAD$3,000,000). The Company is exposed to the risk of fluctuation in the rate of exchange between the Canadian Dollar and the United States Dollar.

24.2	Credit Risk

Credit risk is the risk that one party to a financial instrument will cause a loss for the other party by failing to pay for its obligation.

Credit risk to the Company is derived from cash and trade accounts receivable. The Company places its cash in deposit with United States financial institutions. The Company has established a policy to mitigate the risk of loss related to granting customer credit by primarily selling on a cash-on-delivery basis.

The carrying amount of cash, accounts receivable, and other receivables represents the Company’s maximum exposure to credit risk; the balances of these accounts are summarized in the following table:

Balance at	October 31, 2020	October 31, 2019
Cash	$217,788	$74,926
Accounts receivable	172,121	134,423
Total	$389,909	$209,349

The allowance for doubtful accounts at October 31, 2020 is $7,425 (October 31, 2019 - $129,131).

As at October 31, 2020 and October 31, 2019, the Company’s trade accounts receivable and other receivable were aged as follows:

	October 31, 2020	October 31, 2019
Current	$66,660	$51,672
1-30 days	49,204	500
31 days-older	63,682	211,382
Allowance for doubtful accounts	(7,425)	(129,131)
Total trade accounts receivable	$172,121	$134,423

The change in the provision for expected credit losses is as follows:

	October 31, 2020	October 31, 2019
Balance, beginning of period	$129,131	$106,443
Additional allowance	10,349	121,793
Amounts collected	(6,757)	(66,902)
Amounts used	(125,298)	(32,203)
Balance, end of period	$7,425	$129,131

24.3	Liquidity Risk

Liquidity risk is the risk that an entity will have difficulties in paying its financial liabilities.

The Company’s approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when they become due. At October 31, 2020, the Company’s working capital accounts were as follows:

	October 31, 2020	October 31, 2019
Cash	$217,788	$74,926
Current assets excluding cash	1,616,987	1,358,036
Total current assets	1,834,775	1,432,962
Current liabilities	1,799,104	4,142,489
Working capital (deficit)	$35,671	$(2,709,527)

The contractual maturities of the Company’s accounts payable and accrued liabilities, convertible promissory notes, long-term debt, and finance lease payable occurs over the next three years as follows:

	Year 1	Years 2-3
Accounts payable and accrued liabilities	$1,059,971	$389,816
Debt and convertible debentures	46,099	2,493,393
Lease liabilities	100,277	16,630
Interest payable	9,367	-
Derivative liabilities	583,390	-
Deferred rent	-	10,494
Total	$1,799,104	$2,910,333

24.4	Fair Values

The carrying amounts for the Company’s cash, accounts receivable, accounts payable and accrued liabilities, amounts due to employee/director, promissory notes and convertible promissory notes approximate their fair values because of the short-term nature of these items.

24.5	Fair Value Hierarchy

A number of the Company’s accounting policies and disclosures require the measurement of fair valued for both financial and nonfinancial assets and liabilities. The Company has an established framework, which includes team members who have overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values. When measuring the fair value of an asset or liability, the Company uses observable market data as far as possible. The Company regularly assesses significant unobservable inputs and valuation adjustments. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

Level 1: unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; or

Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The carrying values of the financial instruments at October 31, 2020 are summarized in the following table:

	Level in fair value hierarchy	Amortized Cost	FVTPL	Total
Financial Assets
Cash	Level 1	$217,788	-	$217,788
Accounts receivable	Level 2	172,121	-	172,121
Marketable securities	Level 1	-	585,035	585,035
Financial Liabilities
Accounts payable and accrued liabilities	Level 2	$1,449,787	$-	$1,449,787
Current portion of convertible debentures	Level 2	46,099	-	46,099
Long-term debt	Level 2	753,715	-	753,715
Interest payable	Level 2	9,367	-	9,367
Derivative liabilities	Level 2	-	583,390	583,390
Convertible debentures	Level 2	1,739,678	-	1,739,678

During the year ended October 31, 2020 there were no transfers of amounts between levels.